Certain transactions (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jul. 31, 2013 IRS Tax Examination [Member]	Dec. 31, 2012 IRS Tax Examination [Member]	Jun. 30, 2013 IRS Tax Examination [Member]	Dec. 31, 2012 IRS Tax Examination [Member] Minimum [Member]	Dec. 31, 2012 IRS Tax Examination [Member] Maximum [Member]
Income Tax Examination [Line Items]
Years under examination						2002	2004
Assessed income tax liability				$ 7,325
Reserve for interest and penalties				10,690
Outstanding tax claims				3,329
Outstanding tax claims, interest				877
Accepted Offer In Compromise, amount			200
Unrecognized tax benefits				3,458
Current liabilities from discontinued operations	612	2,446		1,937	90
Income taxes payable	197	1,714		1,521	70
Acquisition of Company in Germany
Expected annual revenues from acquired subsidiary	$ 18,400